Financial Instruments And Risk Management (Summary Of Offsetting Assets) (Details) (Commodity Contract [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commodity Contract [Member]
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	$ 233	$ 6,727
Gross Amounts Offset in the Combined Balance Sheet	(9)	(3,684)
Net Amount of Assets Presented in the Combined Balance Sheet	$ 224	$ 3,043